10-Q ACQUISTITIONS AND INVESTMENTS - LP Biosciences, LLC (Details) - USD ($)			12 Months Ended
	Feb. 28, 2022	Jul. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jun. 30, 2021
Variable Interest Entity [Line Items]
Additional paid-in capital			$ 338,936,145	$ 252,715,337	$ 333,867,761
Impairment of notes receivable, prepaid assets and other deposits			1,076,258	$ 0
Escrow deposit			500,000
LP Biosciences LLC
Variable Interest Entity [Line Items]
Investment, carrying value	$ 4,173,000
Impairment loss	54,587
Derivative asset	937,000
Impairment loss and derivative assets	5,110,000
Additional paid-in capital	10,812,669
Variable Interest Entity, Not Primary Beneficiary | LP Biosciences LLC | Restricted Stock
Variable Interest Entity [Line Items]
Shares issued in connection with investment and financing commitments (shares)		3,500,000
Loss on contract termination	$ 250,000
Variable Interest Entity, Not Primary Beneficiary | LP Biosciences LLC
Variable Interest Entity [Line Items]
Escrow deposit			$ 500,000			$ 500,000
Variable Interest Entity, Not Primary Beneficiary | LP Biosciences LLC | Restricted Stock
Variable Interest Entity [Line Items]
Shares issued in connection with investment and financing commitments (shares)	3,500,000